Leases - Additional Information (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Arrangement Involving Legal Form Of Lease [Abstract]
Cash outflow for leases	₩ 468,360	₩ 492,772	₩ 532,730
Increase decrease in right of use assets	₩ 426,854